Condensed Unaudited Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2018	$ 46,622,299	$ 7,667,591	$ (10,005)	$ (31,373,697)	$ 22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Shares issued for cash	$ 14,725,221				14,725,221
Shares issued for cash (in shares)	3,333,334
Shares issued pursuant to exercise of warrants	$ 4,657,266				4,657,266
Shares issued pursuant to exercise of warrants (in shares)	1,046,300
Shares issued for services	$ 201,077				201,077
Shares issued for services (in shares)	93,020
Stock-based compensation		1,999,992			1,999,992
Net loss for the quarter				(20,629,865)	(20,629,865)
Foreign currency translation reserve			2,683		2,683
Ending balance at Mar. 31, 2019	$ 66,205,863	9,667,583	(7,322)	(52,003,562)	23,862,562
Ending balance, shares at Mar. 31, 2019	36,804,997
Beginning balance at Dec. 31, 2019	$ 66,574,255	14,447,529	56,205	(62,116,008)	18,961,981
Beginning balance, shares at Dec. 31, 2019	37,049,374
Shares issued for cash	$ 11,158				11,158
Shares issued for cash (in shares)	7,500
Shares issuance costs	$ (73,330)				(73,330)
Stock-based compensation		2,534,558			2,534,558
Net loss for the quarter				(1,908,181)	(1,908,181)
Foreign currency translation reserve			(259,121)		(259,121)
Ending balance at Mar. 31, 2020	$ 66,512,083	$ 16,982,087	$ (202,916)	$ (64,024,189)	$ 19,267,065
Ending balance, shares at Mar. 31, 2020	37,056,874